Income Taxes (Effective Income Tax Rate Reflected in the Consolidated Statements of Operations) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Normal effective statutory tax rate	41.00%	41.00%	41.00%
Change in deferred tax valuation allowance	1.60%	6.70%	(27.60%)
Taxable items to be added on financial profit	5.30%	10.80%	(0.10%)
Non-deductible expenses	16.60%	10.50%	(3.80%)
Non-taxable revenue	(8.40%)	(7.80%)	2.90%
Dividends from foreign subsidiaries	0.00%	1.00%
Tax effect of undistributed earnings of foreign subsidiaries	0.00%	0.10%	(0.70%)
Different tax rate applicable to income (loss) of foreign subsidiaries	10.80%	(26.90%)	(9.90%)
Tax benefit recognized on the devaluation of investment in foreign subsidiaries	(1.30%)		7.50%
Other	0.20%	(0.10%)	(0.20%)
Effective tax rate	65.80%	35.30%	9.10%